Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance. The following table provides total compensation and compensation actually paid to our principal executive officer ("PEO") and to our named executive officers ("NEOs") for the fiscal years ended December 31, 2025, 2024 and 2023, as well as the Company's total shareholder return ("TSR") and net income.

Pay Versus Performance
	(a)	(b)	(c)	(d)	(e)	(f)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (4)
	($)	($)	($)	($)	($)	($ in thousands)
2025	1,820,456	1,640,556	1,033,371	930,571	79.14	(1,933)
2024	615,069	615,069	286,157	286,157	95.73	3,383
2023	562,054	546,300	332,054	267,680	74.79	9,293

(1)
James A. Dowd serves as our President and Chief Executive Officer and has served as the Company’s PEO for the entirety of each year presented.
(2)
For fiscal year 2025, columns (c) and (d) present the average summary compensation and average compensation actually paid to our Non-PEO NEOs Justin K. Bigham and Joseph F. Serbun. For fiscal year 2024, the Non-PEO NEOs were Robert G. Butkowski and William D. O’Brien, and for fiscal year 2023, Ronald Tascarella and Walter F. Rusnak.
(3)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, (assuming dividend reinvestment), and the difference between the Company's common share price at the end and the beginning of the measurement period, by the common share price at the beginning of the measurement period.
(4)
Column (f) shows net income as reported on the Company’s consolidated financial statements.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine "Compensation Actually Paid" as shown in the Pay Versus Performance Table. Compensation Actually Paid is calculated by adjusting the Summary Compensation Table totals to include the fair market value of equity awards as of December 31, 2025, 2024 and 2023, or if earlier, the vesting date (rather than the grant date). The following tables present the total equity adjustments that were made to compensation totals for each year to determine the SEC defined compensation actually paid to each PEO and Non-PEO NEOs.

Year	Principal Executive Officers	Summary Compensation Table Total	Change in Reported Value of Equity Awards Granted in the Current Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2025	PEO	1,820,456	(179,900)	─	─	─	1,640,556
2024	PEO	615,069	─	─	─	─	615,069
2023	PEO	562,054	─	─	(15,754)	─	546,300

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Change in Reported Value of Equity Awards Granted in the Current Year	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Compensation Actually Paid
	($)	($)	($)	($)	($)	($)
2025	1,033,371	(102,800)	─	─	─	930,571
2024	286,157	─	─	─	─	286,157
2023	332,054	─	─	(64,374)	─	267,680

Company Selected Measure Name	net income
Named Executive Officers, Footnote
(2)
For fiscal year 2025, columns (c) and (d) present the average summary compensation and average compensation actually paid to our Non-PEO NEOs Justin K. Bigham and Joseph F. Serbun. For fiscal year 2024, the Non-PEO NEOs were Robert G. Butkowski and William D. O’Brien, and for fiscal year 2023, Ronald Tascarella and Walter F. Rusnak.

PEO Total Compensation Amount	$ 1,820,456	$ 615,069	$ 562,054
PEO Actually Paid Compensation Amount	$ 1,640,556	615,069	546,300
Adjustment To PEO Compensation, Footnote

Year	Principal Executive Officers	Summary Compensation Table Total	Change in Reported Value of Equity Awards Granted in the Current Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2025	PEO	1,820,456	(179,900)	─	─	─	1,640,556
2024	PEO	615,069	─	─	─	─	615,069
2023	PEO	562,054	─	─	(15,754)	─	546,300

Non-PEO NEO Average Total Compensation Amount	$ 1,033,371	286,157	332,054
Non-PEO NEO Average Compensation Actually Paid Amount	$ 930,571	286,157	267,680
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Change in Reported Value of Equity Awards Granted in the Current Year	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Compensation Actually Paid
	($)	($)	($)	($)	($)	($)
2025	1,033,371	(102,800)	─	─	─	930,571
2024	286,157	─	─	─	─	286,157
2023	332,054	─	─	(64,374)	─	267,680

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

The relationship between Compensation Actually Paid and the Company's financial performance for the three-year period as shown in the above Pay Versus Performance Table is illustrated in the two following charts which compares the Compensation Actually Paid to the PEOs and the average Compensation Actually Paid to the Non-PEO NEOs versus TSR and Net Income.

Compensation Actually Paid in 2025 was significantly higher than in 2024 and 2023 primarily due to a one‑time RSU award granted on January 31, 2025, which was intended to further align executive compensation with long‑term shareholder value creation. 50% of the RSUs are subject to time‑based vesting, vesting ratably over a four‑year period beginning on the first anniversary of the grant date, and 50% are subject to performance‑based vesting over a four‑year performance period upon the achievement of specified performance targets. Because Compensation Actually Paid reflects the full grant‑date fair value of this award, and no similar equity awards were granted to the PEO or the non‑PEO NEOs in 2024 or 2023, Compensation Actually Paid in 2025 was substantially higher by comparison.

Total Shareholder Return Amount	$ 79.14	95.73	74.79
Net Income (Loss)	$ (1,933,000)	3,383,000	9,293,000
PEO Name	James A. Dowd
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	(4) Column (f) shows net income as reported on the Company’s consolidated financial statements.
James A. Dowd
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,820,456	615,069	562,054
PEO Actually Paid Compensation Amount	1,640,556	$ 615,069	546,300
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,900)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,754)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (102,800)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (64,374)